Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
INTANGIBLE ASSETS
8.   INTANGIBLE ASSETS

As of December 31, 2012 and 2011, Intangible Assets consists of:

	December 31,
	2012	2011
Amortized intangible assets: Patent (8 years useful life)
Gross carrying Amount	$705,662	$492,147
Accumulated Amortization	(202,767)	(112,568)
	$502,895	$379,579

Amortized intangible assets: Website (5 years useful life)
Gross carrying Amount	$18,909	$18,909
Accumulated Amortization	(16,137)	(14,003)
	$2,772	$4,906

Intangible assets not subject to amortization
Trademarks	251,157	130,000

Intangible asset amortization expense for the periods ended December 31, 2012 and 2011 was $104,344 and $69,022, respectively.